Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities - Gx Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2018
Initial measurement on May 23, 2019		14,375,000
Change in valuation inputs or other assumptions	$ 29,900,000	(2,875,000)
Fair value as of December 31, 20	41,400,000	11,500,000
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2018
Initial measurement on May 23, 2019		21,655,000
Change in valuation inputs or other assumptions	46,630,000	(4,485,000)
Fair value as of December 31, 20	63,800,000	17,170,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2018
Initial measurement on May 23, 2019		7,280,000
Change in valuation inputs or other assumptions	16,730,000	(1,610,000)
Fair value as of December 31, 20	$ 22,400,000	$ 5,670,000